Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis
	December 31,	December 31,
	2021	2020

Opening balance	$-	$-
Issuance of convertible loans	6,860,000	50,000,000
Loss on change in fair value of convertible loan	1,508,229	15,258,333
Accrued interest	226,775	-
Conversion of convertible loan	(6,343,172)	(65,258,333)
Total	$2,251,832	$-

Schedule of estimated useful lives
Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs and software acquired	5-10 years
Computer equipment	5 years